RECEIVABLES, NET - NON CURRENT AND CURRENT (Current receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables, net [Abstract]
Value added tax	$ 491,981	$ 508,318
Current income tax assets	129,713	486,470
Other tax credits	151,965	41,909
Employee advances and loans	9,049	12,592
Advances to suppliers	40,593	39,288
Advances to suppliers with related parties	2,844	3,166
Expenses paid in advance	33,235	28,207
Government tax refunds on exports	2,486	4,120
Receivables with related parties	13,389	11,387
Others	27,184	37,407
Receivables, net – Current	$ 902,439	$ 1,172,864